Distribution Date:	04/17/26	BENCHMARK 2019-B11 Mortgage Trust
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-B11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Directing Holder	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162BBA9	2.568200%	14,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162BBB7	3.409700%	81,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08162BBC5	3.261600%	20,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	08162BBD3	3.280500%	215,325,000.00	200,605,785.83	0.00	548,406.07	0.00	0.00	548,406.07	200,605,785.83	34.26%	30.00%
A-5	08162BBE1	3.542100%	379,930,000.00	379,930,000.00	0.00	1,121,458.38	0.00	0.00	1,121,458.38	379,930,000.00	34.26%	30.00%
A-SB	08162BBF8	3.393200%	18,615,000.00	11,307,751.28	321,336.10	31,974.55	0.00	0.00	353,310.65	10,986,415.18	34.26%	30.00%
A-S	08162BBJ0	3.784000%	125,292,000.00	125,292,000.00	0.00	395,087.44	0.00	0.00	395,087.44	125,292,000.00	20.34%	18.00%
B	08162BBK7	3.955300%	43,070,000.00	43,070,000.00	0.00	141,962.31	0.00	0.00	141,962.31	43,070,000.00	15.55%	13.88%
C	08162BBL5	3.750000%	40,459,000.00	40,459,000.00	0.00	126,434.38	0.00	0.00	126,434.38	40,459,000.00	11.05%	10.00%
D	08162BAJ1	3.000000%	23,492,000.00	23,492,000.00	0.00	58,730.00	0.00	0.00	58,730.00	23,492,000.00	8.44%	7.75%
E	08162BAL6	3.000000%	18,272,000.00	18,272,000.00	0.00	45,680.00	0.00	0.00	45,680.00	18,272,000.00	6.41%	6.00%
F	08162BAN2	3.312000%	18,271,000.00	18,271,000.00	0.00	53,775.79	0.00	0.00	53,775.79	18,271,000.00	4.38%	4.25%
G*	08162BAQ5	3.312000%	10,441,000.00	10,441,000.00	0.00	15,076.36	0.00	0.00	15,076.36	10,441,000.00	3.22%	3.25%
H	08162BAS1	3.312000%	33,934,181.00	28,992,900.03	0.00	0.00	0.00	0.00	0.00	28,992,900.03	0.00%	0.00%
VRR	08162BAY8	4.613630%	54,952,694.03	47,375,444.32	16,912.43	177,385.38	0.00	0.00	194,297.81	47,358,531.89	0.00%	0.00%
R	08162BAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162BAU6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,099,053,875.03	947,508,881.46	338,248.53	2,715,970.66	0.00	0.00	3,054,219.19	947,170,632.93

X-A	08162BBG6	1.104793%	856,162,000.00	717,135,537.12	0.00	660,238.66	0.00	0.00	660,238.66	716,814,201.01
X-B	08162BBH4	0.757771%	83,529,000.00	83,529,000.00	0.00	52,746.57	0.00	0.00	52,746.57	83,529,000.00
X-D	08162BAA0	1.613630%	41,764,000.00	41,764,000.00	0.00	56,159.71	0.00	0.00	56,159.71	41,764,000.00
X-F	08162BAC6	1.301630%	18,271,000.00	18,271,000.00	0.00	19,818.40	0.00	0.00	19,818.40	18,271,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	08162BAE2	1.301630%	10,441,000.00	10,441,000.00	0.00	11,325.27	0.00	0.00	11,325.27	10,441,000.00
X-H	08162BAG7	1.301630%	33,934,181.00	28,992,900.03	0.00	31,448.36	0.00	0.00	31,448.36	28,992,900.03
Notional SubTotal			1,044,101,181.00	900,133,437.15	0.00	831,736.97	0.00	0.00	831,736.97	899,812,101.04

Deal Distribution Total					338,248.53	3,547,707.63	0.00	0.00	3,885,956.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162BBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162BBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08162BBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	08162BBD3	931.64187080	0.00000000	2.54687598	0.00000000	0.00000000	0.00000000	0.00000000	2.54687598	931.64187080
A-5	08162BBE1	1,000.00000000	0.00000000	2.95175001	0.00000000	0.00000000	0.00000000	0.00000000	2.95175001	1,000.00000000
A-SB	08162BBF8	607.45373516	17.26221327	1.71767660	0.00000000	0.00000000	0.00000000	0.00000000	18.97988987	590.19152189
A-S	08162BBJ0	1,000.00000000	0.00000000	3.15333333	0.00000000	0.00000000	0.00000000	0.00000000	3.15333333	1,000.00000000
B	08162BBK7	1,000.00000000	0.00000000	3.29608335	0.00000000	0.00000000	0.00000000	0.00000000	3.29608335	1,000.00000000
C	08162BBL5	1,000.00000000	0.00000000	3.12500012	0.00000000	0.00000000	0.00000000	0.00000000	3.12500012	1,000.00000000
D	08162BAJ1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162BAL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162BAN2	1,000.00000000	0.00000000	2.94323190	(0.18323190)	0.00000000	0.00000000	0.00000000	2.94323190	1,000.00000000
G	08162BAQ5	1,000.00000000	0.00000000	1.44395748	1.31604252	9.64183220	0.00000000	0.00000000	1.44395748	1,000.00000000
H	08162BAS1	854.38632009	0.00000000	0.00000000	2.35810612	74.21373452	0.00000000	0.00000000	0.00000000	854.38632009
VRR	08162BAY8	862.11322586	0.30776344	3.22796513	0.08659448	2.59381660	0.00000000	0.00000000	3.53572856	861.80546242
R	08162BAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162BAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162BBG6	837.61663928	0.00000000	0.77116090	0.00000000	0.00000000	0.00000000	0.00000000	0.77116090	837.24131766
X-B	08162BBH4	1,000.00000000	0.00000000	0.63147613	0.00000000	0.00000000	0.00000000	0.00000000	0.63147613	1,000.00000000
X-D	08162BAA0	1,000.00000000	0.00000000	1.34469184	0.00000000	0.00000000	0.00000000	0.00000000	1.34469184	1,000.00000000
X-F	08162BAC6	1,000.00000000	0.00000000	1.08469159	0.00000000	0.00000000	0.00000000	0.00000000	1.08469159	1,000.00000000
X-G	08162BAE2	1,000.00000000	0.00000000	1.08469208	0.00000000	0.00000000	0.00000000	0.00000000	1.08469208	1,000.00000000
X-H	08162BAG7	854.38632009	0.00000000	0.92674581	0.00000000	0.00000000	0.00000000	0.00000000	0.92674581	854.38632009

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/26 - 03/30/26	30	0.00	548,406.07	0.00	548,406.07	0.00	0.00	0.00	548,406.07	0.00
A-5	03/01/26 - 03/30/26	30	0.00	1,121,458.38	0.00	1,121,458.38	0.00	0.00	0.00	1,121,458.38	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	31,974.55	0.00	31,974.55	0.00	0.00	0.00	31,974.55	0.00
X-A	03/01/26 - 03/30/26	30	0.00	660,238.66	0.00	660,238.66	0.00	0.00	0.00	660,238.66	0.00
X-B	03/01/26 - 03/30/26	30	0.00	52,746.57	0.00	52,746.57	0.00	0.00	0.00	52,746.57	0.00
X-D	03/01/26 - 03/30/26	30	0.00	56,159.71	0.00	56,159.71	0.00	0.00	0.00	56,159.71	0.00
X-F	03/01/26 - 03/30/26	30	0.00	19,818.40	0.00	19,818.40	0.00	0.00	0.00	19,818.40	0.00
X-G	03/01/26 - 03/30/26	30	0.00	11,325.27	0.00	11,325.27	0.00	0.00	0.00	11,325.27	0.00
X-H	03/01/26 - 03/30/26	30	0.00	31,448.36	0.00	31,448.36	0.00	0.00	0.00	31,448.36	0.00
A-S	03/01/26 - 03/30/26	30	0.00	395,087.44	0.00	395,087.44	0.00	0.00	0.00	395,087.44	0.00
B	03/01/26 - 03/30/26	30	0.00	141,962.31	0.00	141,962.31	0.00	0.00	0.00	141,962.31	0.00
C	03/01/26 - 03/30/26	30	0.00	126,434.38	0.00	126,434.38	0.00	0.00	0.00	126,434.38	0.00
D	03/01/26 - 03/30/26	30	0.00	58,730.00	0.00	58,730.00	0.00	0.00	0.00	58,730.00	0.00
E	03/01/26 - 03/30/26	30	0.00	45,680.00	0.00	45,680.00	0.00	0.00	0.00	45,680.00	0.00
F	03/01/26 - 03/30/26	30	3,338.62	50,427.96	0.00	50,427.96	(3,347.83)	0.00	0.00	53,775.79	0.00
G	03/01/26 - 03/30/26	30	86,690.31	28,817.16	0.00	28,817.16	13,740.80	0.00	0.00	15,076.36	100,670.37
H	03/01/26 - 03/30/26	30	2,431,650.54	80,020.40	0.00	80,020.40	80,020.40	0.00	0.00	0.00	2,518,382.30
VRR	03/01/26 - 03/30/26	30	137,250.92	182,143.98	0.00	182,143.98	4,758.60	0.00	0.00	177,385.38	142,537.21
Totals			2,658,930.39	3,642,879.60	0.00	3,642,879.60	95,171.97	0.00	0.00	3,547,707.63	2,761,589.88

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,885,956.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,657,763.90	Master Servicing Fee	5,125.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,956.15
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	407.96
ARD Interest	0.00	Operating Advisor Fee	1,109.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	244.77
Extension Interest	0.00	EU Reporting Administrator Fee	2,039.78
Interest Reserve Withdrawal	0.00	Total Fees	14,884.29
Total Interest Collected	3,657,763.90

Principal		Expenses/Reimbursements
Scheduled Principal	338,248.53	Reimbursement for Interest on Advances	0.86
Unscheduled Principal Collections		ASER Amount	71,862.90
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,249.59
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,058.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	338,248.53	Total Expenses/Reimbursements	95,171.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,547,707.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	338,248.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,885,956.16
Total Funds Collected	3,996,012.43	Total Funds Distributed	3,996,012.41

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	947,508,881.46	947,508,881.46	Beginning Certificate Balance	947,508,881.46
(-) Scheduled Principal Collections	338,248.53	338,248.53	(-) Principal Distributions	338,248.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	947,170,632.93	947,170,632.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	948,446,175.19	948,446,175.19	Ending Certificate Balance	947,170,632.93
Ending Actual Collateral Balance	948,112,042.94	948,112,042.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP
	9,999,999 or less	7	50,120,457.56	5.29%	36	4.8532	1.634846	1.49 or less	16	377,227,625.74	39.83%	36	4.6418	0.926244
10,000,000 to 19,999,999		9	121,533,899.37	12.83%	37	4.6823	1.862670	1.50 to 1.74	2	20,636,225.15	2.18%	37	4.7560	1.665849
20,000,000 to 24,999,999		6	137,370,968.05	14.50%	20	4.7814	1.738628	1.75 to 1.99	3	51,438,533.19	5.43%	22	4.8432	1.913985
25,000,000 to 49,999,999		13	404,150,000.00	42.67%	35	4.4499	2.256321	2.00 to 2.24	3	109,500,000.00	11.56%	23	4.6419	2.121370
	50,000,000 or greater	3	200,000,000.00	21.12%	36	4.0515	1.676250	2.25 or greater	14	354,372,940.90	37.41%	36	4.1518	3.046992
	Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582	Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP	Wisconsin	1	3,067,021.72	0.32%	36	4.6600	2.700000
Alabama	2	8,600,000.00	0.91%	36	4.5700	2.730000	Totals	246	947,170,632.93	100.00%	34	4.4829	1.951582
Arizona	1	8,282,832.09	0.87%	37	4.7500	1.600000
									Property Type³
California	5	141,945,000.00	14.99%	36	4.0945	1.906236
Florida	2	33,750,000.00	3.56%	(6)	4.8569	1.940444		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	47,373,988.49	5.00%	37	4.6000	2.154019		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	186	78,000,000.00	8.24%	34	4.3100	2.720000	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP
Illinois	1	35,000,000.00	3.70%	35	4.9350	2.040000	Industrial	31	56,110,435.79	5.92%	37	4.7270	2.434717
Iowa	3	2,334,344.31	0.25%	36	4.6600	2.700000	Lodging	9	110,015,979.51	11.62%	24	4.8495	1.435909
Louisiana	1	26,575,000.00	2.81%	37	4.9580	1.200000	Mixed Use	2	27,845,000.00	2.94%	36	4.9455	0.352329
Manitoba	1	1,175,691.66	0.12%	36	4.6600	2.700000	Multi-Family	5	107,560,588.16	11.36%	36	4.8650	1.773364
Michigan	5	3,966,681.42	0.42%	36	4.6600	2.700000	Office	9	462,069,142.39	48.78%	34	4.1955	2.135990
Minnesota	2	3,339,645.87	0.35%	36	4.6600	2.700000	Other	178	73,907,907.42	7.80%	34	4.3100	2.720000
Missouri	3	36,758,821.11	3.88%	16	4.8749	1.183114	Retail	6	61,292,283.22	6.47%	37	4.8104	1.403049
Nebraska	1	868,989.49	0.09%	36	4.6600	2.700000	Self Storage	3	14,373,988.49	1.52%	37	4.6000	1.750000
New Jersey	1	24,516,825.66	2.59%	37	5.1000	0.680000	Totals	246	947,170,632.93	100.00%	34	4.4829	1.951582
New York	5	198,561,152.99	20.96%	36	4.0483	1.533861
North Carolina	4	65,749,618.39	6.94%	34	5.5221	1.238243
Ohio	2	26,135,287.13	2.76%	37	4.8841	1.731145
Ontario	2	3,271,489.83	0.35%	36	4.6600	2.700000
Pennsylvania	3	61,967,588.88	6.54%	37	4.3411	2.213229
South Dakota	2	1,005,301.56	0.11%	36	4.6600	2.700000
Texas	3	30,213,409.39	3.19%	37	4.8522	1.829754
Virginia	1	12,353,393.06	1.30%	37	4.7600	1.710000
Washington	2	58,363,241.93	6.16%	37	4.0028	4.243787

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP
	3.99999% or less	7	265,200,000.00	28.00%	36	3.8672	2.238959	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	215,200,000.00	22.72%	36	4.2204	2.456338	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	19	326,600,257.39	34.48%	30	4.8127	1.707233	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	5	106,175,067.59	11.21%	35	5.3891	1.076874	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582	49 months or greater	38	913,175,324.98	96.41%	34	4.4656	1.964897
								Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP
	84 months or less	38	913,175,324.98	96.41%	34	4.4656	1.964897	Interest Only	26	744,630,000.00	78.62%	34	4.3696	2.099304
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	12	168,545,324.98	17.79%	32	4.8895	1.371089
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582	Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	33,995,307.95	3.59%	36	4.9485	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	878,884,250.96	92.79%	33	4.4445	1.988059
	13 months to 24 months	3	34,291,074.02	3.62%	36	5.0051	1.371269
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	947,170,632.93	100.00%	34	4.4829	1.951582
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A13	30502513	OF	New York	NY	Actual/360	3.914%	252,779.17	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	04/11/26
1A24	30502522				Actual/360	3.914%	84,259.72	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	04/11/26
2A63	30502486	Various Various		HI	Actual/360	4.310%	111,341.67	0.00	0.00	N/A	02/07/29	--	30,000,000.00	30,000,000.00	04/07/26
2A82	30502490				Actual/360	4.310%	96,496.11	0.00	0.00	N/A	02/07/29	--	26,000,000.00	26,000,000.00	04/07/26
2A62	30502485				Actual/360	4.310%	81,650.56	0.00	0.00	N/A	02/07/29	--	22,000,000.00	22,000,000.00	04/07/26
3	30315983	OF	New York	NY	Actual/360	3.990%	257,687.50	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	04/06/26
4A6	30502552	OF	San Francisco	CA	Actual/360	3.850%	82,881.94	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	04/06/26
4A7	30502553				Actual/360	3.850%	82,881.94	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	04/06/26
5A7	30502800	LO	Various	Various	Actual/360	4.958%	106,734.72	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	04/01/26
5A8	30502801				Actual/360	4.958%	106,734.72	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	04/01/26
7	30316184	OF	Reading	PA	Actual/360	4.350%	187,291.67	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	04/06/26
8	30315742	OF	Cary	NC	Actual/360	5.742%	239,079.07	0.00	0.00	N/A	01/01/29	--	48,350,000.00	48,350,000.00	04/01/26
9	30315992	OF	Sunnyvale	CA	Actual/360	4.026%	147,336.11	0.00	0.00	04/06/29	06/06/34	--	42,500,000.00	42,500,000.00	04/06/26
10A1B	30316078	OF	Bellevue	WA	Actual/360	3.543%	91,533.49	0.00	0.00	05/06/29	10/06/30	--	30,000,000.00	30,000,000.00	04/06/26
10A1C	30316079				Actual/360	3.543%	31,121.39	0.00	0.00	05/06/29	10/06/30	--	10,200,000.00	10,200,000.00	04/06/26
12	30316186	MF	Lisle	IL	Actual/360	4.935%	148,735.42	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	04/06/26
13	30316187	OF	San Francisco	CA	Actual/360	4.060%	119,916.61	0.00	0.00	N/A	05/06/29	--	34,300,000.00	34,300,000.00	11/06/25
14	30316188	MF	Austell	GA	Actual/360	4.600%	130,716.67	0.00	0.00	N/A	05/06/29	--	33,000,000.00	33,000,000.00	04/06/26
15	30502778	RT	Howell	NJ	Actual/360	5.100%	107,828.06	36,053.63	0.00	N/A	05/01/29	--	24,552,879.29	24,516,825.66	02/01/24
16	30316189	IN	Various	Various	Actual/360	4.660%	98,854.78	0.00	0.00	N/A	04/06/29	--	24,635,000.00	24,635,000.00	04/06/26
17	30502953	LO	Melbourne	FL	Actual/360	4.819%	101,661.18	0.00	0.00	N/A	06/01/24	--	24,500,000.00	24,500,000.00	09/01/25
18	30502725	OF	Kansas City	MO	Actual/360	4.950%	92,728.64	35,376.16	0.00	N/A	05/01/26	--	21,754,518.55	21,719,142.39	04/01/26
19	30316190	MF	Detroit	MI	Actual/360	4.750%	76,262.89	37,231.20	0.00	N/A	03/06/29	--	18,644,916.90	18,607,685.70	04/06/26
20	30503026	MU	New York	NY	Actual/360	4.830%	83,183.33	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	09/06/25
22	30316191	MF	Tumwater	WA	Actual/360	5.020%	78,610.78	22,003.56	0.00	N/A	04/06/29	--	18,185,245.49	18,163,241.93	04/06/26
23	30316192	IN	Midland	TX	Actual/360	4.920%	65,127.32	26,898.82	0.00	N/A	06/06/29	--	15,372,301.13	15,345,402.31	04/06/26
24	30316193	LO	Saint Louis	MO	Actual/360	4.770%	59,924.04	26,346.79	0.00	N/A	05/06/29	--	14,588,933.24	14,562,586.45	04/06/26
25	30316194	SS	Various	GA	Actual/360	4.600%	57,022.80	21,668.11	0.00	N/A	05/06/29	--	14,395,656.60	14,373,988.49	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30316195	MF	Cleveland	OH	Actual/360	4.990%	60,666.49	21,172.66	0.00	N/A	05/06/29	--	14,118,518.89	14,097,346.23	04/06/26
27	30316196	LO	Lynchburg	VA	Actual/360	4.760%	50,726.95	22,388.09	0.00	N/A	05/06/29	--	12,375,781.15	12,353,393.06	04/06/26
28	30316197	IN	Moraine	OH	Actual/360	4.760%	49,431.61	21,816.38	0.00	N/A	05/06/29	--	12,059,757.28	12,037,940.90	04/06/26
30	30316198	MF	Houston	TX	Actual/360	5.210%	47,960.53	18,006.93	0.00	N/A	04/06/29	--	10,690,231.19	10,672,224.26	04/06/26
32	30316200	RT	Lubbock	TX	Actual/360	4.900%	41,696.70	14,029.61	0.00	N/A	05/06/29	--	9,882,036.69	9,868,007.08	04/06/26
33	30502978	RT	Hershey	PA	Actual/360	4.250%	38,061.11	0.00	0.00	N/A	05/06/29	--	10,400,000.00	10,400,000.00	04/06/26
34	30316201	RT	Phoenix	AZ	Actual/360	4.750%	33,932.32	13,015.94	0.00	N/A	05/06/29	--	8,295,848.03	8,282,832.09	04/06/26
35	30316202	LO	Pell City	AL	Actual/360	4.570%	33,843.39	0.00	0.00	N/A	04/06/29	--	8,600,000.00	8,600,000.00	04/06/26
36	30502422	MU	San Francisco	CA	Actual/360	5.240%	35,398.38	0.00	0.00	N/A	03/06/29	--	7,845,000.00	7,845,000.00	04/06/26
37	30502812	MF	San Francisco	CA	Actual/360	5.100%	32,059.17	0.00	0.00	N/A	05/06/29	--	7,300,000.00	7,300,000.00	04/06/26
38	30316203	MF	Flint	MI	Actual/360	5.140%	20,906.29	8,000.45	0.00	N/A	05/06/29	--	4,723,398.44	4,715,397.99	04/06/26
39	30316204	RT	Lubbock	TX	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	04/06/26
40	30316205	RT	Jacksonville	NC	Actual/360	4.700%	13,108.38	14,240.20	0.00	N/A	05/06/29	--	3,238,858.59	3,224,618.39	04/06/26
Totals							3,657,763.90	338,248.53	0.00				947,508,881.46	947,170,632.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A13	55,953,698.19	56,889,291.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A24	55,953,698.19	56,889,291.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A63	70,726,530.03	73,152,987.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A82	70,726,530.03	73,152,987.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A62	70,726,530.03	73,152,987.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,771,816.52	4,694,866.36	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	53,349,838.39	46,865,826.41	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	53,349,838.39	46,865,826.41	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A7	0.00	15,083,803.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	0.00	15,083,803.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,425,648.48	6,401,170.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,271,604.87	3,270,874.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	21,378,917.13	21,882,980.03	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1B	31,782,382.98	33,210,975.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1C	31,782,382.98	33,210,975.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,603,246.95	7,279,539.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,584,970.06	6,548,969.76	01/01/25	06/30/25	--	0.00	0.00	119,492.77	583,570.43	0.00	0.00
14	3,861,189.15	3,756,496.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,010,426.84	2,286,321.64	01/01/25	09/30/25	04/13/26	10,443,424.70	1,171,592.21	2,563,333.91	2,563,333.91	0.00	0.00
16	3,454,992.00	3,223,476.70	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,057,590.00	2,651,744.00	01/01/25	06/30/25	03/11/26	4,009,882.09	51,034.09	84,690.34	643,836.54	490,636.58	0.00
18	2,691,212.35	3,191,716.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	(1,028,683.00)	(253,816.00)	01/01/25	12/31/25	09/08/25	13,877,656.06	394,420.33	25,261.52	174,004.67	0.00	0.00
22	1,521,672.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	2,244,629.75	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	98,847.76	260,919.50	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,675,485.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,333,234.33	1,155,367.37	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,771,104.84	1,678,725.04	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,349,399.24	2,233,051.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,004,899.03	821,889.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,169,170.53	1,173,662.59	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	955,269.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	1,277,488.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	657,004.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	188,424.28	209,429.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	691,887.00	690,076.55	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	455,607.70	508,381.89	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	585,630,881.40	602,422,205.02				28,330,962.85	1,617,046.63	2,792,778.54	3,964,745.55	490,636.58	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	2	54,300,000.00	1	24,500,000.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.482902%	4.464662%	34
03/17/26	0	0.00	0	0.00	2	54,300,000.00	1	24,500,000.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.483046%	4.464803%	35
02/18/26	0	0.00	1	34,300,000.00	1	20,000,000.00	1	24,500,000.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.483226%	4.464981%	36
01/16/26	1	34,300,000.00	0	0.00	1	20,000,000.00	1	24,500,000.00	1	20,000,000.00	0	0.00	0	0.00	1	38,000,000.00	4.483368%	4.465121%	37
12/17/25	0	0.00	1	20,000,000.00	1	34,300,000.00	1	24,500,000.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.480678%	4.462510%	38
11/18/25	1	20,000,000.00	1	34,300,000.00	0	0.00	1	24,500,000.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.480826%	4.462656%	39
10/20/25	1	34,300,000.00	0	0.00	0	0.00	1	24,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480961%	4.462790%	40
09/17/25	0	0.00	0	0.00	0	0.00	1	24,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481108%	4.462935%	41
08/15/25	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481242%	4.463067%	42
07/17/25	2	42,046,799.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481376%	4.463198%	43
06/17/25	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481520%	4.463341%	44
05/16/25	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481653%	4.463472%	45
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30316187	11/06/25	4	6	119,492.77	583,570.43	0.00	34,300,000.00	09/19/25	98
17	30502953	09/01/25	6	5	84,690.34	643,836.54	961,378.32	24,500,000.00	04/03/24	2		07/17/25
20	30503026	09/06/25	6	6	25,261.52	174,004.67	0.00	20,000,000.00	02/06/24	7			10/23/25
Totals					229,444.63	1,401,411.64	961,378.32	78,800,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		24,500,000	0	0		24,500,000
0 - 6 Months		21,719,142	21,719,142	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		404,873,152	404,873,152	0		0
37 - 48 Months		413,378,339	359,078,339	34,300,000		20,000,000
49 - 60 Months		40,200,000	40,200,000	0		0
> 60 Months		42,500,000	42,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	947,170,633	868,370,633	0	0	34,300,000	44,500,000
Mar-26	947,508,881	868,708,881	0	0	34,300,000	44,500,000
Feb-26	947,928,367	869,128,367	0	34,300,000	0	44,500,000
Jan-26	948,263,440	869,463,440	34,300,000	0	0	44,500,000
Dec-25	986,597,109	907,797,109	0	0	34,300,000	44,500,000
Nov-25	986,957,071	908,157,071	0	34,300,000	0	44,500,000
Oct-25	987,287,834	928,487,834	34,300,000	0	0	24,500,000
Sep-25	987,644,995	963,144,995	0	0	0	24,500,000
Aug-25	987,972,875	967,972,875	20,000,000	0	0	0
Jul-25	988,299,382	946,252,583	42,046,799	0	0	0
Jun-25	988,652,441	968,652,441	20,000,000	0	0	0
May-25	988,976,101	968,976,101	0	20,000,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30316187	34,300,000.00	34,300,000.00	186,300,000.00	04/01/19	5,869,795.76	1.46000	06/30/25	05/06/29	I/O
15	30502778	24,516,825.66	25,458,235.67	31,700,000.00	01/12/26	2,047,924.64	0.68000	09/30/25	05/01/29	277
17	30502953	24,500,000.00	24,500,000.00	24,500,000.00	01/06/26	2,651,744.00	2.22000	06/30/25	06/01/24	I/O
20	30503026	20,000,000.00	20,000,000.00	16,400,000.00	06/18/25	(253,816.00)	(0.09000)	12/31/25	05/06/29	I/O
Totals		103,316,825.66	104,258,235.67	258,900,000.00		10,315,648.40

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30316187	OF	CA	09/19/25	98

4/13/2026 - The Loan transferred to Special Servicing for Imminent Payment Default and subsequently entered payment default. The Borrower communicated that it will no longer contribute capital to fund the Loan or Property. The Borrower and

Lender are negotiating a consensual receivership and foreclosure. The Lender can anticipate taking title by Q4 2026.The Property is a 164,848 SF office in San Francisco, CA. It is currently 33.6% occupied as Unity Technologies (55% of NRA)

vacated in 8/25. As of 12/31/25, the Property had a NOI of $4,481,208 and a DSCR of 1.11X.

15	30502778	RT	NJ	09/10/20	1

4/13/2026 - The Loan transferred to Special Servicing in September 2020 following the occurrence of a Payment Default in August 2020. Borrower and Special Servicer have executed a Loan Modification Agreement, which converted the Loan to interest only payments through June 2026. Borrower has communicated that they are seeking an additional Loan modification, as the vacant cinema space at the Property has not been leased. As such, Borrower does not have the ability to resume amortizing debt service payments following the end of the current agreement. The request is being reviewed by the Special Servicer. As of YE 2025, the Property is 74.7% occupied, with a 0.74x DSCR (based on amortizing debt service).

17	30502953	LO	FL	04/03/24	2

4/13/2026 - The loan matured on 6/01/2024. Borrower and Special Servicer executed a Forbearance Agreement on 02/14/2025 that provided for a 12 month forbearance period from 6/01/2024 to 05/31/2025. The Borrower did not pay off the

loan at the conclusion of the forbearance period. The Borrower executed a stipulated order appointing a receiver and the receiver is now in place. The court granted a motion for summary judgement on 2/11/2026 and the FCL sale occurred on

04/08/2026. The Lender is stabilizing and maintaining brand standards as it prepares the property for a future sale.

20	30503026	MU	NY	02/06/24	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	30502778	0.00	5.10000%	0.00	5.10000%	8	10/31/23	10/31/23	12/12/23
17	30502953	0.00	4.81870%	0.00	4.81870%	8	12/31/20	12/31/20	01/26/21
17	30502953	0.00	4.81870%	0.00	4.81870%	10	06/01/24	06/01/24	03/24/25
20	30503026	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
24	30316193	0.00	4.77000%	0.00	4.77000%	10	12/30/20	07/06/20	01/14/21
27	30316196	13,760,675.31	4.76000%	13,760,675.31	4.76000%	8	06/29/20	06/29/20	06/29/20
39	30316204	0.00	4.55000%	0.00	4.55000%	10	09/27/21	09/27/21	01/25/22
Totals		13,760,675.31		13,760,675.31
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30316183	07/17/24	36,470,429.11	144,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	30502811	04/17/25	10,880,243.63	710,000.00	6,026,950.27	400,865.20	6,026,350.27	5,625,485.07	5,254,758.56	0.00	53,410.17	5,201,348.39	41.03%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			47,350,672.74	144,710,000.00	6,026,950.27	400,865.20	6,026,350.27	5,625,485.07	5,254,758.56	0.00	53,410.17	5,201,348.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30316183	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	30502811	02/18/26	0.00	0.00	5,201,348.39	0.00	0.00	(53,410.17)	0.00	0.00	5,201,348.39
		04/17/25	0.00	0.00	5,254,758.56	0.00	0.00	5,254,758.56	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,201,348.39	0.00	0.00	5,201,348.39	0.00	0.00	5,201,348.39

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	7,384.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,285.69	0.00	0.00	(2,441.89)	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,274.31	0.00	0.00	16,630.12	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	4,305.56	0.00	0.00	57,674.67	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	862.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.86	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	195.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,249.59	0.00	1,058.61	71,862.90	0.00	0.00	0.86	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		95,171.96

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the Benchmark 2019-B11 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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